Goodwill and Intangible Assets - Schedule of Changes in the Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Goodwill [Line Items]
Balance
Balance	$ 58,909
NS World [Member]
Goodwill [Line Items]
Balance	60,061
Balance	58,909	60,061
Acquisitions		63,245
Measurement period adjustment	250
Foreign currency translation	$ (1,401)	$ (3,184)